FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
The Plan's investments measured at fair value consist of the following:

As of December 31, 2025
(in thousands)	Level 1
Mutual funds	$436,381
Common collective trusts	6,903,464
Common stock	523,171
Total investments at fair value	$7,863,016

As of December 31, 2024
(in thousands)	Level 1
Mutual funds	$430,785
Common collective trusts	5,769,177
Common stock	539,632
Total investments at fair value	$6,739,594